COMMITMENTS AND CONTINGENCIES - Environmental Matters (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) plant	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2022
Loss contingencies
Number of operating water treatment plants | plant	5
Number of water treatment plants to be constructed | plant	2
Environmental remediation obligations	$ 373	$ 344	$ 313
Yanacocha
Loss contingencies
Reclamation adjustments and other	529	$ 1,554	$ 152
CC&V
Loss contingencies
Environmental remediation obligations	20
Midnite mine and Dawn mill sites
Loss contingencies
Environmental remediation obligations	$ 188
Percentage assumed for environmental loss contingencies	100.00%
Minera Yanacocha
Loss contingencies
Percent ownership held by Newmont (as a percent)	100.00%	51.35%		100.00%
Increase in asset retirement obligation	$ 511
Reclamation expense for producing areas	$ (18)
CC&V
Loss contingencies
Percent ownership held by Newmont (as a percent)	100.00%
Dawn Mining Company
Loss contingencies
Percent ownership held by Newmont (as a percent)	58.19%